UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2011

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   W.R. Huff Asset Management Co., L.L.C.
                      --------------------------------------

              Address:  1776 On The Green
                        67 Park Place, 9th Floor
                        ------------------------
                        Morristown, NJ  07960
                        ------------------------

FORM 13F FILE NUMBER: 28-  10831
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward T. Dartley
           -----------------
Title:     Counsel
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Phone:     (973) 984-1233
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Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                Morristown, NJ               2/14/2012
----------------------              ----------------             -----------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       10
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Form 13F Information Table Value Total:       $18,526     (thousands)
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List of Other Included Managers:     None
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


                     W.R. Huff Asset Management Co., L.L.C.
                           Form 13F Information Table
                               December 31, 2011



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
Apple Inc                     Com        037833100      635       1,568  SH         SOLE                  1,568
Bristol Myers Squibb Co       Com        110122108      348       9,885  SH         SOLE                  9,885
Chevron Corp New              Com        166764100      638       6,000  SH         SOLE                  6,000
Duke Energy Corp New          Com        26441C105      236      10,708  SH         SOLE                 10,708
Kraft Foods Inc               CL A       50075N104      304       8,147  SH         SOLE                  8,147
Occidental Pete Corp Del      Com        674599105      234       2,500  SH         SOLE                  2,500
Rentrak Corp                  Com        760174102   14,809   1,037,042  SH         SOLE              1,037,042
Southern Co                   Com        842587107      308      14,512  SH         SOLE                 14,512
Telefonica S A              Sponsored
                              ADR        879382208      308       6,662  SH         SOLE                  6,662
Verizon Communications Inc    Com        92343V104      706      17,600  SH         SOLE                 17,600




This report includes holdings of certain separately managed accounts of W.R. Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.

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